Provisions for other liabilities - Total Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [abstract]
Non current	$ 22,269	$ 2,244
Current	5,469	1,508
Total provisions	$ 27,738	$ 3,752	$ 3,599